1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500 www.KilpatrickStockton.com

March 3, 2010	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 JSkinner@KilpatrickStockton.com

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC  20549

RE:	Congressional Effect Family of Funds (the “Trust”) (File No. 333-159921 and 811-22164); on behalf of the Congressional Effect Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended (“Securities Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 3 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of updating the disclosures to comply with the new summary prospectus requirements, as well as updating the Fund’s financial information and making certain other minor and conforming changes.  The amendment contains the Fund’s Prospectus, Statement of Additional Information, Part C, the signature page and Exhibits.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

Cc: Eric T. Singer